Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets
Schedule of other assets

	2020	2019
	£m	£m
Interests in associates (1)	449	436
Property, plant and equipment	4,418	4,928
Pension schemes in net surplus (Note 5)	723	614
Prepayments	328	380
Accrued income	216	275
Tax recoverable	192	46
Deferred tax (Note 7)	901	1,011
Acceptances	272	268
Other	391	352
Other assets	7,890	8,310

Note:

Includes interest in Business Growth Fund £442 million (2019 - £424 million).